OTHER OPERATING INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER OPERATING INCOME
Gain(Loss) on disposal of IPP solar parks		$ 1,248
Gain(Loss) on disposal of subsidiaries (Note 21, Note 34)	$ 1,875	11,768
Others	193	147	$ 197
Total	$ 2,068	$ 13,163	$ 197